Financial Instruments - Fair values and financial risk management - Reconciliation of fair value (Details)			6 Months Ended		12 Months Ended
	Dec. 19, 2023 $ / shares	Dec. 18, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Financial Instruments-Fair values and financial risk management
Balance at beginning				$ (13,943,000)	$ (13,943,000)
Balance at ending						$ (13,943,000)
Share price | $ / shares		$ 11.99
Significant unobservable inputs				40
Level 3
Financial Instruments-Fair values and financial risk management
Transfers from Level 3 fair values					$ 0
Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs			3.92		4.57	2.58
Volatility
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs			40		40	40
Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Balance at beginning			$ 192,000	$ 32,000	$ 32,000	$ 33,000
Additions			5,616,000		173,000
Fair value changes recognised in profit and loss			(4,666,000)	(5,000)	(9,000)	2,000
Exchange differences					(4,000)	(3,000)
Balance at ending			950,000	$ 27,000	$ 192,000	$ 32,000
Derivatives | Volatility
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs		40
Derivatives | Convertible Notes 3, 4 and 5 and Senior Convertible Notes
Financial Instruments-Fair values and financial risk management
Share price | $ / shares	$ 11.99
Derivatives | Convertible Notes 3, 4 and 5 and Senior Convertible Notes | Level 3
Financial Instruments-Fair values and financial risk management
Conversion to Issued Capital upon consummation of the BCA - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes			(170,856,000)
Derivatives | Convertible Notes 3, 4 and 5 and Senior Convertible Notes | Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs				3.90
Derivatives | Convertible promissory Note 3, 4 and 5 | Level 3
Financial Instruments-Fair values and financial risk management
Fair value changes recognised in profit and loss			168,042,000
Derivatives | Convertible promissory Note 3, 4 and 5 | Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs		5.63
Derivatives | Senior Convertible Notes | Level 3
Financial Instruments-Fair values and financial risk management
Additions			288,000
Fair value changes recognised in profit and loss			$ 2,334,000
Derivatives | Senior Convertible Notes | Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs		5.15